Quarterly Financial Data (Unaudited) (Details) (USD $)	3 Months Ended							9 Months Ended		12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Interest Income	$ 7,357,000	$ 7,706,000	$ 7,680,000	$ 7,704,000	$ 8,044,000	$ 8,271,000	$ 8,476,000	$ 22,743,098	$ 24,791,224	$ 30,447,367	$ 33,742,799	$ 38,528,823
Interest Expense	1,664,000	1,796,000	1,959,000	2,114,000	2,378,000	2,463,000	2,619,000	5,419,314	7,459,816	7,532,936	10,273,737	12,396,832
Net Interest Income	5,693,000	5,910,000	5,721,000	5,590,000	5,666,000	5,808,000	5,857,000	17,323,784	17,331,408	22,914,431	23,469,062	26,131,991
Provision For Loan Losses	0	600,000	900,000	1,145,000	950,000	300,000	725,000	1,500,000	1,975,000	2,645,381	3,925,000	8,650,000
Net Interest Income After Provision For Loan Losses	5,693,000	5,310,000	4,821,000	4,445,000	4,716,000	5,508,000	5,132,000	15,823,784	15,356,408	20,269,050	19,544,062	17,481,991
Non-Interest Income	1,470,000	1,738,000	1,743,000	1,945,000	1,703,000	1,478,000	1,184,000	4,950,822	4,364,854	6,895,804	5,979,341	6,941,705
Non-interest Expense	5,464,000	5,665,000	5,392,000	5,513,000	5,693,000	6,071,000	5,298,000	16,520,424	17,062,554	22,033,308	22,187,423	20,717,040
Income Before Income Taxes	1,699,000	1,383,000	1,172,000	877,000	726,000	915,000	1,018,000	4,254,182	2,658,708	5,131,546	3,335,980	3,706,656
Provision For Income Taxes	480,000	361,000	293,000	206,000	172,000	245,000	287,000	1,134,389	703,759	1,340,384	951,084	1,911,281
Net Income	1,219,000	1,022,000	879,000	671,000	554,000	670,000	731,000	3,119,793	1,954,949	3,791,162	2,384,896	1,795,375
Preferred Stock Dividends	110,000	110,000	110,000	110,000	110,000	110,000	110,000	330,000	330,000	440,000	440,000	440,000
Net Income Available To Common Shareholders	$ 1,109,000	$ 912,000	$ 769,000	$ 561,000	$ 444,000	$ 560,000	$ 621,000	$ 2,789,793	$ 1,624,949	$ 3,351,162	$ 1,944,896	$ 1,355,375
Net Income Per Common Share (Basic)	$ 0.38	$ 0.31	$ 0.26	$ 0.19	$ 0.15	$ 0.19	$ 0.21	$ 0.95	$ 0.55	$ 1.14	$ 0.66	$ 0.46
Net Income Per Common Share (Diluted)	$ 0.38	$ 0.31	$ 0.26	$ 0.19	$ 0.15	$ 0.19	$ 0.21	$ 0.95	$ 0.55	$ 1.12	$ 0.66	$ 0.46
Weighted Average Shares Outstanding (Basic)	2,944,001	2,944,001	2,944,001	2,944,001	2,944,001	2,944,001	2,944,001		2,944,001	2,944,001		2,944,001
Weighted Average Shares Outstanding (Diluted)	2,944,001	2,944,001	2,944,001	2,944,001	2,944,001	2,944,001	2,944,001		2,944,001	3,248,201		2,944,001